Basis of Preparation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of Detailed Information About Property, Plant and Equipment
We recognize depreciation expense on a straight-line basis over the estimated useful life of the asset as follows:

Buildings	Up to 40 years
Building/leasehold improvements	Up to 40 years or term of lease
Machinery and equipment	3 to 15 years
Property, plant and equipment are comprised of the following:

	2017
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$23.1	$12.0	$11.1
Buildings including improvements	344.0	202.4	141.6
Machinery and equipment	745.5	574.3	171.2
	$1,112.6	$788.7	$323.9

	2018
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$26.8	$12.0	$14.8
Buildings including improvements	375.5	218.0	157.5
Machinery and equipment	781.2	588.2	193.0
	$1,183.5	$818.2	$365.3

The following table details the changes to the net book value of property, plant and equipment for the years indicated:

	Land	Buildings including Improvements	Machinery and Equipment	Total
Balance — January 1, 2017	$10.9	$140.1	$151.7	$302.7
Additions	—	22.8	72.1	94.9
Depreciation	—	(21.3)	(46.3)	(67.6)
Write down of assets and other disposals (i)	—	(0.2)	(5.3)	(5.5)
Foreign exchange and other	0.2	0.2	(1.0)	(0.6)
Balance — December 31, 2017 (ii)	11.1	141.6	171.2	323.9
Additions	—	25.4	62.3	87.7
Acquisitions through business combinations (note 3)	3.6	10.8	13.9	28.3
Depreciation	—	(20.4)	(53.3)	(73.7)
Write down of assets and other disposals	—	—	(0.9)	(0.9)
Foreign exchange and other	0.1	0.1	(0.2)	—
Balance — December 31, 2018 (ii)	$14.8	$157.5	$193.0	$365.3

(i)
Includes $4.8 of solar panel manufacturing equipment that we reclassified as assets held for sale during 2017. In 2017, we recorded net impairment losses of $3.8 primarily to write-down solar panel manufacturing equipment. See note 16(a).

(ii)
The net book value of property, plant and equipment at December 31, 2018 included $12.8 (December 31, 2017 — $7.3) of assets under finance leases. See note 24 for the future minimum lease payments under these finance leases.

Disclosure of Detailed Information About Intangible Assets
We amortize these assets on a straight-line basis over their estimated useful lives as follows:

Intellectual property	3 to 5 years
Other intangible assets	4 to 15 years
Computer software assets	1 to 10 years

Recently Issued Accounting Pronouncements
The most significant financial impacts of adopting IFRS 15 on the comparative periods in our consolidated financial statements are summarized as follows:

		Year ended		Year ended
	January 1, 2016	December 31, 2016	December 31, 2016	December 31, 2017	December 31, 2017
	Increase (decrease)
Contract assets (included in accounts receivable)	$196.9	—	$226.9	—	$258.9
Inventories	(178.2)	—	(206.2)	—	(237.8)
Deferred taxes	(1.7)	—	(1.7)	—	(1.9)
Accrued and other current liabilities	—	—	—	—	(0.3)
Deficit	(17.0)	—	(19.0)	—	(19.5)

Revenue	—	$30.1	—	$32.2	—
Cost of sales	—	28.1	—	31.5	—
Income tax expense	—	—	—	0.2	—
Net earnings	—	2.0	—	0.5	—

Diluted earnings per share	—	$0.01	—	$0.01	—